Note 23 - Financial Instruments - Changes in Fair Value of DPP (Details) - Deferred Purchase Price on AR Facility [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Balance	$ 126,082	$ 107,743
Additions to DPP	159,008	157,922
Collections on DPP	(164,257)	(137,581)
Fair value adjustment	92	(146)
Foreign exchange and other	1,055	(1,856)
Balance	$ 121,980	$ 126,082